Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense (benefit) computed at the statutory rate	$ 260,567	$ (30,570)	$ (2,443)
Dividends-received deductions and tax-exempt interest	(32,037)	(20,015)	(21,415)
State income tax	(2,049)	6,559	4,128
Release AZLPF tax	(5,829)		(39,365)
Accrual of tax contingency reserve	2,571	2,223	2,573
Foreign tax, net	(12,209)	(4,551)	(268)
Corporate-owned life insurance	(12,933)	(6,894)	(790)
Penalties	6,376	5,377
Other	(1,165)	2,912	(295)
Income tax expense (benefit) as reported	$ 203,292	$ (44,959)	$ (57,875)